Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Large Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 7.4%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	608,100	11,724,168
Lumen Technologies, Inc.	81,283	444,618
Verizon Communications, Inc.	358,385	13,969,847
Total		26,138,633
Entertainment 1.3%
Activision Blizzard, Inc.	60,750	4,492,462
Electronic Arts, Inc.	22,541	2,947,912
Live Nation Entertainment, Inc.(a)	12,125	882,215
Netflix, Inc.(a)	37,949	11,594,558
Take-Two Interactive Software, Inc.(a)	13,371	1,413,181
Walt Disney Co. (The)(a)	155,571	15,225,734
Warner Bros Discovery, Inc.(a)	188,515	2,149,071
Total		38,705,133
Interactive Media & Services 4.1%
Alphabet, Inc., Class A(a)	511,671	51,673,654
Alphabet, Inc., Class C(a)	457,552	46,418,651
Match Group, Inc.(a)	24,149	1,220,974
Meta Platforms, Inc., Class A(a)	194,622	22,984,858
Total		122,298,137
Media 0.8%
Charter Communications, Inc., Class A(a)	9,460	3,701,603
Comcast Corp., Class A	375,800	13,769,312
DISH Network Corp., Class A(a)	21,420	343,791
Fox Corp., Class A	26,153	848,665
Fox Corp., Class B	12,009	366,515
Interpublic Group of Companies, Inc. (The)	33,369	1,146,559
News Corp., Class A	32,905	630,131
News Corp., Class B	10,194	198,273
Omnicom Group, Inc.	17,480	1,394,205
Paramount Global, Class B	43,092	865,287
Total		23,264,341
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(a)	51,367	7,780,046
Total Communication Services		218,186,290
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 0.1%
Aptiv PLC(a)	23,120	2,466,211
BorgWarner, Inc.	20,210	859,127
Total		3,325,338
Automobiles 1.8%
Ford Motor Co.	337,023	4,684,619
General Motors Co.	124,423	5,046,597
Tesla, Inc.(a)	227,287	44,252,779
Total		53,983,995
Distributors 0.2%
Genuine Parts Co.	12,069	2,212,610
LKQ Corp.	22,244	1,208,517
Pool Corp.	3,379	1,113,076
Total		4,534,203
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.(a)	3,388	7,045,177
Caesars Entertainment, Inc.(a)	18,297	929,671
Carnival Corp.(a)	84,233	836,434
Chipotle Mexican Grill, Inc.(a)	2,369	3,854,268
Darden Restaurants, Inc.	10,460	1,537,515
Domino’s Pizza, Inc.	3,062	1,190,291
Expedia Group, Inc.(a)	12,974	1,386,142
Hilton Worldwide Holdings, Inc.	23,406	3,338,164
Las Vegas Sands Corp.(a)	28,040	1,313,394
Marriott International, Inc., Class A	23,541	3,892,504
McDonald’s Corp.	62,783	17,126,574
MGM Resorts International	27,843	1,026,293
Norwegian Cruise Line Holdings Ltd.(a)	35,959	591,166
Royal Caribbean Cruises Ltd.(a)	18,718	1,121,770
Starbucks Corp.	97,914	10,006,811
Wynn Resorts Ltd.(a)	8,832	738,885
Yum! Brands, Inc.	24,282	3,124,122
Total		59,059,181
2	Columbia Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.3%
D.R. Horton, Inc.	26,984	2,320,624
Garmin Ltd.	13,166	1,224,306
Lennar Corp., Class A	21,759	1,911,093
Mohawk Industries, Inc.(a)	4,500	455,985
Newell Brands, Inc.	32,118	416,570
NVR, Inc.(a)	263	1,220,060
PulteGroup, Inc.	19,755	884,629
Whirlpool Corp.	4,651	681,511
Total		9,114,778
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(a)	756,343	73,017,353
eBay, Inc.	46,881	2,130,273
Etsy, Inc.(a)	10,804	1,427,100
Total		76,574,726
Leisure Products 0.0%
Hasbro, Inc.	11,077	695,857
Multiline Retail 0.5%
Dollar General Corp.	19,371	4,952,777
Dollar Tree, Inc.(a)	18,013	2,707,174
Target Corp.	39,570	6,610,960
Total		14,270,911
Specialty Retail 2.3%
Advance Auto Parts, Inc.	5,175	781,373
AutoZone, Inc.(a)	1,663	4,288,877
Bath & Body Works, Inc.	19,482	827,985
Best Buy Co., Inc.	17,101	1,458,715
CarMax, Inc.(a)	13,583	942,117
Home Depot, Inc. (The)	87,704	28,415,219
Lowe’s Companies, Inc.	54,540	11,592,477
O’Reilly Automotive, Inc.(a)	5,440	4,703,098
Ross Stores, Inc.	29,861	3,513,744
TJX Companies, Inc. (The)	99,982	8,003,559
Tractor Supply Co.	9,472	2,143,608
Ulta Beauty, Inc.(a)	4,422	2,055,523
Total		68,726,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	107,834	11,828,311
Ralph Lauren Corp.	3,661	414,132
Tapestry, Inc.	21,488	811,602
VF Corp.	28,180	924,868
Total		13,978,913
Total Consumer Discretionary		304,264,197
Consumer Staples 6.9%
Beverages 1.8%
Brown-Forman Corp., Class B	15,603	1,139,331
Coca-Cola Co. (The)	332,140	21,127,425
Constellation Brands, Inc., Class A	13,708	3,527,754
Keurig Dr. Pepper, Inc.	72,505	2,803,768
Molson Coors Beverage Co., Class B	16,060	885,067
Monster Beverage Corp.(a)	32,822	3,376,071
PepsiCo, Inc.	117,770	21,847,513
Total		54,706,929
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	37,800	20,383,650
Kroger Co. (The)	55,567	2,733,341
Sysco Corp.	43,476	3,761,109
Walgreens Boots Alliance, Inc.	61,214	2,540,381
Walmart, Inc.	121,637	18,539,911
Total		47,958,392
Food Products 1.1%
Archer-Daniels-Midland Co.	47,836	4,664,010
Campbell Soup Co.	17,185	922,319
ConAgra Foods, Inc.	40,969	1,556,003
General Mills, Inc.	50,835	4,336,225
Hershey Co. (The)	12,533	2,947,386
Hormel Foods Corp.	24,697	1,160,759
JM Smucker Co. (The)	9,093	1,400,413
Kellogg Co.	21,768	1,587,976
Kraft Heinz Co. (The)	67,973	2,674,738
Lamb Weston Holdings, Inc.	12,265	1,065,828
McCormick & Co., Inc.	21,374	1,820,637

Columbia Large Cap Index Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mondelez International, Inc., Class A	116,958	7,907,530
Tyson Foods, Inc., Class A	24,715	1,638,110
Total		33,681,934
Household Products 1.5%
Church & Dwight Co., Inc.	20,729	1,697,083
Clorox Co. (The)	10,510	1,562,312
Colgate-Palmolive Co.	71,180	5,515,026
Kimberly-Clark Corp.	28,811	3,907,636
Procter & Gamble Co. (The)	203,914	30,415,812
Total		43,097,869
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	19,781	4,664,162
Tobacco 0.7%
Altria Group, Inc.	153,674	7,158,135
Philip Morris International, Inc.	132,284	13,184,746
Total		20,342,881
Total Consumer Staples		204,452,167
Energy 5.1%
Energy Equipment & Services 0.4%
Baker Hughes Co.	86,338	2,505,529
Halliburton Co.	77,394	2,932,459
Schlumberger Ltd.	120,697	6,221,930
Total		11,659,918
Oil, Gas & Consumable Fuels 4.7%
APA Corp.	27,865	1,305,475
Chevron Corp.	153,676	28,170,348
ConocoPhillips Co.	108,635	13,417,509
Coterra Energy, Inc.	67,892	1,894,866
Devon Energy Corp.	55,878	3,828,761
Diamondback Energy, Inc.	15,169	2,245,315
EOG Resources, Inc.	50,010	7,097,919
EQT Corp.	31,570	1,338,884
Exxon Mobil Corp.(b)	355,647	39,597,737
Hess Corp.	23,779	3,422,036
Kinder Morgan, Inc.	169,190	3,234,913
Marathon Oil Corp.	57,822	1,771,088
Marathon Petroleum Corp.	42,550	5,183,015
Occidental Petroleum Corp.	63,591	4,418,939
Common Stocks (continued)
Issuer	Shares	Value ($)
ONEOK, Inc.	38,133	2,551,860
Phillips 66	41,051	4,451,570
Pioneer Natural Resources Co.	20,367	4,806,408
Targa Resources Corp.	19,333	1,438,182
Valero Energy Corp.	33,620	4,492,304
Williams Companies, Inc. (The)	103,984	3,608,245
Total		138,275,374
Total Energy		149,935,292
Financials 11.5%
Banks 3.9%
Bank of America Corp.	596,551	22,579,455
Citigroup, Inc.	165,270	8,000,721
Citizens Financial Group, Inc.	42,296	1,792,504
Comerica, Inc.	11,164	800,905
Fifth Third Bancorp	58,556	2,129,096
First Republic Bank	15,592	1,989,695
Huntington Bancshares, Inc.	123,070	1,905,124
JPMorgan Chase & Co.	250,252	34,579,821
KeyCorp	79,589	1,497,069
M&T Bank Corp.	14,986	2,547,920
PNC Financial Services Group, Inc. (The)	34,998	5,888,763
Regions Financial Corp.	79,737	1,850,696
Signature Bank	5,370	749,115
SVB Financial Group(a)	5,042	1,168,635
Truist Financial Corp.	113,188	5,298,330
U.S. Bancorp	115,379	5,237,053
Wells Fargo & Co.	323,682	15,520,552
Zions Bancorp	12,841	665,421
Total		114,200,875
Capital Markets 3.1%
Ameriprise Financial, Inc.(c)	9,230	3,063,899
Bank of New York Mellon Corp. (The)	62,753	2,880,363
BlackRock, Inc.	12,866	9,212,056
Cboe Global Markets, Inc.	9,051	1,148,029
Charles Schwab Corp. (The)	130,303	10,755,210
CME Group, Inc.	30,672	5,413,608
Factset Research Systems, Inc.	3,241	1,495,041
Franklin Resources, Inc.	24,241	649,901
Goldman Sachs Group, Inc. (The)	29,130	11,248,549

4	Columbia Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intercontinental Exchange, Inc.	47,656	5,161,621
Invesco Ltd.	38,819	741,831
MarketAxess Holdings, Inc.	3,212	860,559
Moody’s Corp.	13,467	4,016,802
Morgan Stanley	114,275	10,635,574
MSCI, Inc.	6,870	3,488,792
Nasdaq, Inc.	28,924	1,980,137
Northern Trust Corp.	17,783	1,655,775
Raymond James Financial, Inc.	16,576	1,937,734
S&P Global, Inc.	29,074	10,257,309
State Street Corp.	31,371	2,499,328
T. Rowe Price Group, Inc.	19,260	2,405,767
Total		91,507,885
Consumer Finance 0.5%
American Express Co.	51,184	8,066,087
Capital One Financial Corp.	32,753	3,381,420
Discover Financial Services	23,311	2,525,980
Synchrony Financial	41,111	1,544,951
Total		15,518,438
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	154,016	49,069,497
Insurance 2.3%
Aflac, Inc.	49,072	3,529,749
Allstate Corp. (The)	23,066	3,088,537
American International Group, Inc.	64,890	4,095,208
Aon PLC, Class A	17,999	5,548,732
Arch Capital Group Ltd.(a)	31,500	1,887,165
Arthur J Gallagher & Co.	17,949	3,573,825
Assurant, Inc.	4,541	582,247
Brown & Brown, Inc.	20,006	1,192,158
Chubb Ltd.	35,640	7,826,188
Cincinnati Financial Corp.	13,585	1,507,392
Everest Re Group Ltd.	3,363	1,136,492
Globe Life, Inc.	7,733	927,651
Hartford Financial Services Group, Inc. (The)	27,575	2,105,903
Lincoln National Corp.	13,219	514,748
Loews Corp.	17,066	992,388
Marsh & McLennan Companies, Inc.	42,584	7,374,697
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	57,174	4,385,246
Principal Financial Group, Inc.	19,780	1,773,870
Progressive Corp. (The)	49,914	6,596,135
Prudential Financial, Inc.	31,745	3,429,412
Travelers Companies, Inc. (The)	20,251	3,843,842
Willis Towers Watson PLC	9,384	2,309,965
WR Berkley Corp.	17,431	1,329,637
Total		69,551,187
Total Financials		339,847,882
Health Care 15.0%
Biotechnology 2.4%
AbbVie, Inc.	150,881	24,319,000
Amgen, Inc.	45,649	13,073,874
Biogen, Inc.(a)	12,383	3,778,920
Gilead Sciences, Inc.	106,957	9,394,033
Incyte Corp.(a)	15,754	1,255,121
Moderna, Inc.(a)	28,710	5,050,376
Regeneron Pharmaceuticals, Inc.(a)	9,147	6,875,800
Vertex Pharmaceuticals, Inc.(a)	21,885	6,924,414
Total		70,671,538
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	149,441	16,076,863
ABIOMED, Inc.(a)	3,879	1,465,447
Align Technology, Inc.(a)	6,199	1,219,095
Baxter International, Inc.	42,976	2,429,433
Becton Dickinson and Co.	24,337	6,068,188
Boston Scientific Corp.(a)	122,167	5,530,500
Cooper Companies, Inc. (The)	4,210	1,331,834
Dentsply Sirona, Inc.	18,386	556,360
DexCom, Inc.(a)	33,501	3,895,496
Edwards Lifesciences Corp.(a)	52,903	4,086,757
Hologic, Inc.(a)	21,304	1,622,513
IDEXX Laboratories, Inc.(a)	7,105	3,025,806
Intuitive Surgical, Inc.(a)	30,474	8,239,865
Medtronic PLC	113,386	8,962,030
ResMed, Inc.	12,495	2,876,349
STERIS PLC	8,535	1,585,291
Stryker Corp.	28,733	6,720,361

Columbia Large Cap Index Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	4,003	937,182
Zimmer Biomet Holdings, Inc.	17,905	2,150,391
Total		78,779,761
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	13,820	2,358,936
Cardinal Health, Inc.	23,248	1,863,792
Centene Corp.(a)	48,776	4,245,951
Cigna Corp.	26,037	8,563,309
CVS Health Corp.	112,031	11,413,718
DaVita, Inc.(a)	4,753	350,439
Elevance Health, Inc.	20,481	10,914,734
HCA Healthcare, Inc.	18,370	4,412,841
Henry Schein, Inc.(a)	11,615	939,886
Humana, Inc.	10,800	5,938,920
Laboratory Corp. of America Holdings	7,714	1,856,760
McKesson Corp.	12,265	4,681,305
Molina Healthcare, Inc.(a)	4,958	1,669,706
Quest Diagnostics, Inc.	9,951	1,510,860
UnitedHealth Group, Inc.	79,821	43,722,751
Universal Health Services, Inc., Class B	5,608	733,807
Total		105,177,715
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	25,490	3,950,440
Bio-Rad Laboratories, Inc., Class A(a)	1,829	758,505
Bio-Techne Corp.	13,392	1,138,186
Charles River Laboratories International, Inc.(a)	4,340	991,994
Danaher Corp.	55,869	15,275,143
Illumina, Inc.(a)	13,406	2,923,580
IQVIA Holdings, Inc.(a)	15,916	3,470,006
Mettler-Toledo International, Inc.(a)	1,921	2,823,025
PerkinElmer, Inc.	10,771	1,505,032
Thermo Fisher Scientific, Inc.	33,433	18,729,835
Waters Corp.(a)	5,110	1,771,126
West Pharmaceutical Services, Inc.	6,319	1,482,817
Total		54,819,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	182,213	14,628,060
Catalent, Inc.(a)	15,293	766,638
Eli Lilly & Co.	67,299	24,973,313
Johnson & Johnson	224,362	39,936,436
Merck & Co., Inc.	216,179	23,805,631
Organon & Co.	21,703	564,712
Pfizer, Inc.	478,933	24,008,911
Viatris, Inc.	103,476	1,141,340
Zoetis, Inc.	39,949	6,157,739
Total		135,982,780
Total Health Care		445,431,483
Industrials 8.3%
Aerospace & Defense 1.7%
Boeing Co. (The)(a)	47,633	8,520,591
General Dynamics Corp.	19,190	4,843,364
Howmet Aerospace, Inc.	31,549	1,188,451
Huntington Ingalls Industries, Inc.	3,409	790,752
L3Harris Technologies, Inc.	16,329	3,707,989
Lockheed Martin Corp.	20,138	9,770,756
Northrop Grumman Corp.	12,410	6,618,129
Raytheon Technologies Corp.	125,999	12,438,621
Textron, Inc.	18,051	1,288,480
TransDigm Group, Inc.	4,397	2,763,515
Total		51,930,648
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	10,572	1,059,526
Expeditors International of Washington, Inc.	13,960	1,620,197
FedEx Corp.	20,400	3,717,288
United Parcel Service, Inc., Class B	62,453	11,849,208
Total		18,246,219
Airlines 0.2%
Alaska Air Group, Inc.(a)	10,818	513,206
American Airlines Group, Inc.(a)	55,455	800,216
Delta Air Lines, Inc.(a)	54,717	1,935,340
Southwest Airlines Co.(a)	50,634	2,020,803
United Airlines Holdings, Inc.(a)	27,883	1,231,592
Total		6,501,157

6	Columbia Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.5%
Allegion PLC	7,496	851,921
AO Smith Corp.	10,964	665,953
Carrier Global Corp.	71,817	3,182,930
Fortune Brands Home & Security, Inc.	11,035	721,027
Johnson Controls International PLC	58,780	3,905,343
Masco Corp.	19,245	977,261
Trane Technologies PLC	19,774	3,528,077
Total		13,832,512
Commercial Services & Supplies 0.5%
Cintas Corp.	7,340	3,389,465
Copart, Inc.(a)	36,507	2,429,906
Republic Services, Inc.	17,524	2,440,918
Rollins, Inc.	19,750	798,690
Waste Management, Inc.	32,098	5,383,477
Total		14,442,456
Construction & Engineering 0.1%
Jacobs Solutions, Inc.	10,889	1,377,894
Quanta Services, Inc.	12,205	1,829,286
Total		3,207,180
Electrical Equipment 0.6%
AMETEK, Inc.	19,591	2,790,150
Eaton Corp. PLC	33,989	5,555,502
Emerson Electric Co.	50,459	4,832,458
Generac Holdings, Inc.(a)	5,447	574,768
Rockwell Automation, Inc.	9,851	2,602,831
Total		16,355,709
Industrial Conglomerates 0.9%
3M Co.	47,243	5,951,201
General Electric Co.	93,575	8,044,643
Honeywell International, Inc.	57,490	12,621,929
Total		26,617,773
Machinery 1.8%
Caterpillar, Inc.	45,049	10,650,034
Cummins, Inc.	12,032	3,021,957
Deere & Co.	23,734	10,466,694
Dover Corp.	12,250	1,738,887
Fortive Corp.	30,354	2,050,413
Common Stocks (continued)
Issuer	Shares	Value ($)
IDEX Corp.	6,441	1,529,673
Illinois Tool Works, Inc.	24,044	5,469,289
Ingersoll Rand, Inc.	34,406	1,856,892
Nordson Corp.	4,613	1,090,928
Otis Worldwide Corp.	35,861	2,800,385
PACCAR, Inc.	29,673	3,142,667
Parker-Hannifin Corp.	10,955	3,274,888
Pentair PLC	14,034	642,336
Snap-On, Inc.	4,546	1,093,768
Stanley Black & Decker, Inc.	12,614	1,030,816
Westinghouse Air Brake Technologies Corp.	15,520	1,568,917
Xylem, Inc.	15,376	1,727,494
Total		53,156,038
Professional Services 0.3%
CoStar Group, Inc.(a)	33,788	2,738,179
Equifax, Inc.	10,445	2,061,530
Leidos Holdings, Inc.	11,652	1,273,913
Robert Half International, Inc.	9,350	736,593
Verisk Analytics, Inc.	13,394	2,460,612
Total		9,270,827
Road & Rail 0.9%
CSX Corp.	182,724	5,973,248
JB Hunt Transport Services, Inc.	7,087	1,303,228
Norfolk Southern Corp.	20,043	5,141,029
Old Dominion Freight Line, Inc.	7,821	2,366,713
Union Pacific Corp.	53,290	11,586,845
Total		26,371,063
Trading Companies & Distributors 0.2%
Fastenal Co.	49,040	2,526,050
United Rentals, Inc.(a)	5,972	2,108,295
W.W. Grainger, Inc.	3,864	2,330,224
Total		6,964,569
Total Industrials		246,896,151

Columbia Large Cap Index Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.0%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	21,032	2,929,758
Cisco Systems, Inc.	353,371	17,569,606
F5, Inc.(a)	5,083	785,883
Juniper Networks, Inc.	27,530	915,097
Motorola Solutions, Inc.	14,241	3,876,400
Total		26,076,744
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	50,760	4,082,627
CDW Corp.	11,541	2,177,094
Corning, Inc.	64,922	2,215,788
Keysight Technologies, Inc.(a)	15,356	2,777,747
TE Connectivity Ltd.	27,294	3,442,319
Teledyne Technologies, Inc.(a)	3,999	1,679,980
Trimble Navigation Ltd.(a)	21,134	1,262,756
Zebra Technologies Corp., Class A(a)	4,420	1,194,638
Total		18,832,949
IT Services 4.4%
Accenture PLC, Class A	53,979	16,243,900
Akamai Technologies, Inc.(a)	13,565	1,286,776
Automatic Data Processing, Inc.	35,458	9,365,876
Broadridge Financial Solutions, Inc.	10,004	1,491,696
Cognizant Technology Solutions Corp., Class A	44,185	2,748,749
DXC Technology Co.(a)	19,617	582,036
EPAM Systems, Inc.(a)	4,895	1,804,199
Fidelity National Information Services, Inc.	51,882	3,765,596
Fiserv, Inc.(a)	54,579	5,695,864
FleetCor Technologies, Inc.(a)	6,401	1,255,876
Gartner, Inc.(a)	6,750	2,364,998
Global Payments, Inc.	23,652	2,454,605
International Business Machines Corp.	77,073	11,476,170
Jack Henry & Associates, Inc.	6,218	1,177,378
MasterCard, Inc., Class A	72,810	25,949,484
Paychex, Inc.	27,334	3,390,236
PayPal Holdings, Inc.(a)	98,688	7,738,126
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a)	7,965	1,591,487
Visa, Inc., Class A	139,525	30,276,925
Total		130,659,977
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.(a)	137,759	10,694,231
Analog Devices, Inc.	44,358	7,625,584
Applied Materials, Inc.	74,237	8,136,375
Broadcom, Inc.	34,460	18,988,494
Enphase Energy, Inc.(a)	11,559	3,705,700
Intel Corp.	350,387	10,536,137
KLA Corp.	12,101	4,757,508
Lam Research Corp.	11,689	5,521,650
Microchip Technology, Inc.	47,146	3,733,492
Micron Technology, Inc.	94,137	5,426,998
Monolithic Power Systems, Inc.	3,793	1,448,774
NVIDIA Corp.	213,681	36,161,236
NXP Semiconductors NV	22,409	3,940,398
ON Semiconductor Corp.(a)	36,970	2,780,144
Qorvo, Inc.(a)	8,807	874,095
QUALCOMM, Inc.	95,832	12,121,790
Skyworks Solutions, Inc.	13,692	1,309,229
SolarEdge Technologies, Inc.(a)	4,748	1,418,987
Teradyne, Inc.	13,379	1,250,267
Texas Instruments, Inc.	77,972	14,070,827
Total		154,501,916
Software 8.2%
Adobe, Inc.(a)	39,937	13,775,469
ANSYS, Inc.(a)	7,430	1,889,449
Autodesk, Inc.(a)	18,541	3,744,355
Cadence Design Systems, Inc.(a)	23,371	4,020,747
Ceridian HCM Holding, Inc.(a)	13,061	893,895
Fortinet, Inc.(a)	55,850	2,968,986
Gen Digital, Inc.	50,525	1,160,054
Intuit, Inc.	24,071	9,811,099
Microsoft Corp.	636,423	162,376,964
Oracle Corp.	129,625	10,762,764
Paycom Software, Inc.(a)	4,148	1,406,587
PTC, Inc.(a)	9,022	1,147,689
Roper Technologies, Inc.	9,046	3,970,199

8	Columbia Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce, Inc.(a)	84,909	13,606,667
ServiceNow, Inc.(a)	17,238	7,176,179
Synopsys, Inc.(a)	13,054	4,432,355
Tyler Technologies, Inc.(a)	3,548	1,216,042
Total		244,359,500
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	1,289,121	190,828,582
Hewlett Packard Enterprise Co.	110,879	1,860,550
HP, Inc.	77,659	2,332,876
NetApp, Inc.	18,751	1,267,755
Seagate Technology Holdings PLC	16,666	882,798
Western Digital Corp.(a)	26,724	982,107
Total		198,154,668
Total Information Technology		772,585,754
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	18,927	5,870,398
Albemarle Corp.	9,995	2,778,510
Celanese Corp., Class A	8,506	912,694
CF Industries Holdings, Inc.	17,004	1,839,663
Corteva, Inc.	61,322	4,118,386
Dow, Inc.	61,285	3,123,696
DuPont de Nemours, Inc.	42,745	3,013,950
Eastman Chemical Co.	10,480	907,778
Ecolab, Inc.	21,158	3,170,103
FMC Corp.	10,749	1,404,249
International Flavors & Fragrances, Inc.	21,756	2,302,220
Linde PLC	42,528	14,309,821
LyondellBasell Industries NV, Class A	21,713	1,845,822
Mosaic Co. (The)	29,464	1,511,503
PPG Industries, Inc.	20,054	2,711,702
Sherwin-Williams Co. (The)	20,127	5,015,246
Total		54,835,741
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,323	1,950,773
Vulcan Materials Co.	11,341	2,079,146
Total		4,029,919
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	128,239	1,583,752
Avery Dennison Corp.	6,934	1,340,550
Ball Corp.	26,822	1,504,178
International Paper Co.	30,893	1,146,748
Packaging Corp. of America	7,999	1,086,984
Sealed Air Corp.	12,393	659,679
WestRock Co.	21,701	822,902
Total		8,144,793
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	122,030	4,856,794
Newmont Corp.	67,729	3,215,096
Nucor Corp.	22,340	3,349,883
Total		11,421,773
Total Materials		78,432,226
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	12,671	1,971,734
American Tower Corp.	39,731	8,790,484
AvalonBay Communities, Inc.	11,933	2,087,082
Boston Properties, Inc.	12,171	877,286
Camden Property Trust	9,091	1,093,920
Crown Castle, Inc.	36,954	5,226,404
Digital Realty Trust, Inc.	24,526	2,758,194
Equinix, Inc.	7,772	5,367,732
Equity Residential	28,887	1,873,611
Essex Property Trust, Inc.	5,557	1,224,652
Extra Space Storage, Inc.	11,427	1,836,204
Federal Realty Investment Trust	6,214	690,375
Healthpeak Properties, Inc.	46,045	1,209,142
Host Hotels & Resorts, Inc.	61,006	1,155,454
Invitation Homes, Inc.	49,481	1,614,565
Iron Mountain, Inc.	24,806	1,347,710
Kimco Realty Corp.	52,778	1,209,672
Mid-America Apartment Communities, Inc.	9,851	1,624,233
Prologis, Inc.	78,786	9,280,203
Public Storage	13,482	4,017,097
Realty Income Corp.	52,701	3,323,852

Columbia Large Cap Index Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regency Centers Corp.	13,142	873,023
SBA Communications Corp.	9,206	2,755,356
Simon Property Group, Inc.	27,935	3,336,556
UDR, Inc.	26,064	1,080,874
Ventas, Inc.	34,110	1,587,138
VICI Properties, Inc.	82,186	2,810,761
Vornado Realty Trust	13,747	347,662
Welltower, Inc.	39,542	2,808,668
Weyerhaeuser Co.	63,175	2,066,454
Total		76,246,098
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	27,407	2,181,597
Total Real Estate		78,427,695
Utilities 3.0%
Electric Utilities 1.9%
Alliant Energy Corp.	21,413	1,205,552
American Electric Power Co., Inc.	43,840	4,243,712
Constellation Energy Corp.	27,891	2,680,883
Duke Energy Corp.	65,706	6,566,000
Edison International	32,550	2,169,783
Entergy Corp.	17,359	2,018,331
Evergy, Inc.	19,586	1,159,687
Eversource Energy	29,564	2,449,673
Exelon Corp.	84,632	3,501,226
FirstEnergy Corp.	46,322	1,910,319
NextEra Energy, Inc.	167,665	14,201,225
NRG Energy, Inc.	20,066	851,802
PG&E Corp.(a)	137,391	2,157,039
Pinnacle West Capital Corp.	9,647	755,553
PPL Corp.	62,823	1,854,535
Southern Co. (The)	90,712	6,135,760
Xcel Energy, Inc.	46,678	3,277,729
Total		57,138,809
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.1%
Atmos Energy Corp.	11,938	1,434,948
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	56,998	1,648,382
Multi-Utilities 0.8%
Ameren Corp.	22,048	1,969,327
CenterPoint Energy, Inc.	53,719	1,671,198
CMS Energy Corp.	24,764	1,512,338
Consolidated Edison, Inc.	30,258	2,966,494
Dominion Energy, Inc.	71,042	4,341,377
DTE Energy Co.	16,533	1,917,993
NiSource, Inc.	34,642	967,897
Public Service Enterprise Group, Inc.	42,570	2,577,614
Sempra Energy	26,822	4,457,548
WEC Energy Group, Inc.	26,918	2,668,651
Total		25,050,437
Water Utilities 0.1%
American Water Works Co., Inc.	15,513	2,354,253
Total Utilities		87,626,829
Total Common Stocks (Cost $822,647,016)		2,926,085,966

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(c),(d)	35,939,796	35,925,420
Total Money Market Funds (Cost $35,925,202)		35,925,420
Total Investments in Securities (Cost: $858,572,218)		2,962,011,386
Other Assets & Liabilities, Net		3,483,625
Net Assets		2,965,495,011

At November 30, 2022, securities and/or cash totaling $3,674,220 were pledged as collateral.
10	Columbia Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	207	12/2022	USD	42,240,938	2,149,690	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,106,724	134,640	(158,172)	(19,293)	3,063,899	314,613	37,150	9,230
Columbia Short-Term Cash Fund, 3.989%
	48,487,871	601,903,675	(614,468,704)	2,578	35,925,420	(8,228)	535,823	35,939,796
Total	51,594,595			(16,715)	38,989,319	306,385	572,973

(d)	The rate shown is the seven-day current annualized yield at November 30, 2022.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Index Fund | Third Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT175_02_N01_(01/23)